INCOME TAXES - Deferred tax assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforwards	$ 4,624,932	$ 4,448,794
Allowance for credit losses of accounts receivable	64,558	63,357
Allowance for doubtful accounts of prepayments	13,353	15,605
Allowance for credit losses of other current assets	2,645	11,381
Less: Allowance on deferred tax assets	$ (4,705,488)	$ (4,539,137)